Consolidated balance sheets - BRL (R$) R$ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Assets [abstract]
Cash and cash equivalents	R$ 4,297,078	R$ 1,331,648
Amounts due from financial institutions	3,474,244	4,258,856
Compulsory deposits at Central Bank of Brazil	2,190,872	2,854,778
Securities	14,908,297	12,448,565
Derivative financial assets	9,389	0
Loans and advances to customers, net of provisions for expected loss	25,296,620	21,379,916
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	169,347	166,943
Investments accounted for using equity method	71,884	72,090
Property, plant and equipment	173,677	188,019
Intangible assets and goodwill	1,322,350	1,238,629
Deferred tax assets	1,071,248	978,148
Other assets	2,093,833	1,425,508
Assets	55,078,840	46,343,100
Liabilities [abstract]
Liabilities with financial and similar institutions	9,418,245	7,906,897
Liabilities with customers	29,063,988	23,642,804
Securities issued	7,462,565	6,202,165
Derivative financial liabilities	21,059	37,768
Borrowing and onlending	87,649	36,448
Income tax and social contribution	274,478	114,493
Other tax liabilities	58,368	52,372
Tax liabilities	332,846	166,865
Other provisions	35,040	57,449
Deferred tax liabilities	28,895	30,073
Other liabilities	1,260,327	1,173,527
Liabilities	47,710,614	39,253,996
Equity [abstract]
Share capital	13	13
Reserves	7,998,213	7,817,670
Other comprehensive income	(729,442)	(825,301)
Treasury shares	(8,417)	0
Equity attributable to owners of the Company	7,260,367	6,992,382
Non-controlling interests	107,859	96,722
Equity	7,368,226	7,089,104
Equity and liabilities	R$ 55,078,840	R$ 46,343,100